UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor

         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

     Jennifer M. Pulick     New York, NY     January 27, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $208,107,983 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/   SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT   PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
-------------------- ---------------- --------- --------      -------- --- ---- ------- ------------ -------- -------- --------
CIT GROUP INC         COM NEW          125581801 88705021.46  3212786  SH       SOLE                  3212786        0        0
EXCO RESOURCES INC    COM              269279402 99704720.64  4696407  SH       SOLE                  4696407        0        0
OFFICE DEPOT INC      COM              676220106 11287500     1750000  SH       SOLE                  1750000        0        0
OMNICARE INC          DBCV 3.250%12/1  681904AL2  7800000     9750000  PRN      SOLE                  9750000        0        0
PROSHARES TR          PSHS REAL ESTAT  74347R552    75000       10000  SH       SOLE                    10000        0        0
RRI ENERGY INC        COM              74971X107 535740.92      93661  SH       SOLE                    93661        0        0